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                  Mercantile Alternative Strategies Fund LLC

                          Statement of Certification
                           Pursuant to Rule 497 (j)

Mercantile Alternative Strategies Fund LLC (the "Company") hereby certifies that the form of prospectus for the Company that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Pre-Effective Amendment No. 1 to the Company's Registration Statement on Form N-2/A (File Nos. 333-128725 and 811-21257) which was filed electronically on June 29, 2006 (Accession
No. 0000950103-06-001658). The Company does not use a Statement of Additional Information.


                                           Mercantile Alternative Strategies
                                           Fund LLC

                                           By:    /s/ Jennifer E. Vollmer
                                                  -----------------------------
                                           Name:  Jennifer E. Vollmer
                                           Title: Secretary

                                           Date: July 6, 2006